STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		41 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash Flows from Operating Activities
Net Loss	$ (1,354,702)	$ (249,302)	$ (2,968,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-employee stock based compensation	85,653	89,615	510,383
Stock issued to non-employee for services rendered	300,000	0	300,000
Depreciation expense	420	395	1,832
Changes in operating assets and liabilities
Prepaid expenses	(29,017)	(4,307)	(37,056)
Accrued expenses	353,807	(29,833)	1,001,061
Deferred offering costs	0	0	0
Deferred underwriters fees related to put agreements	107,000	0	107,000
Due to related party	177,406	116,854	453,177
Net cash provided by (used in) operating activities	(359,433)	(76,578)	(632,300)
Cash Flows from Investing Activities
Funds placed in trust account from offerings	0	0	(36,088,000)
Funds placed in trust account from underwriters' exercise of over-allotment option	0	0	(518,096)
Funds released from trust account for shares redeemed on March 28, 2013	30,149,729	0	30,149,729
Proceed from US Treasury Bills	12,731	3,523	(2,106)
Purchases of fixed assets	0	(2,116)	(5,005)
Net cash provided by (used in) investing activities	30,162,460	1,407	(6,463,478)
Cash Flows from Financing Activities
Proceeds from sale of ordinary shares to founding stockholders	0	0	1,564
Proceeds from initial public offering	0	0	36,000,000
Proceeds from issuance of underwriter purchase option	0	0	100
Proceeds from private placement of insider warrants	0	0	1,638,800
Proceeds from underwriter over-allotment exercise	0	0	529,750
Payment of underwriting fees and offering costs	0	0	(1,323,998)
Proceeds from notes payable to stockholders	360,000	30,000	570,000
Payment of notes payable to stockholders	0	0	(150,000)
Payment of IPO shares redeemed on March 28, 2013	(30,149,729)	0	(30,149,729)
Net cash provided by (used in) financing activities	(29,789,729)	30,000	7,116,487
Net (decrease) increase in cash	13,298	(45,171)	20,709
Cash and cash equivalents at beginning of the period	7,411	68,966	0
Cash and cash equivalents at end of the period	20,709	23,795	20,709
Supplemental disclosure of non-cash financing activities
Deferred underwriters' commission included in proceeds from the IPO and over-allotment exercise	$ 0	$ 0	$ 1,022,833